INTANGIBLE ASSETS, NET (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	¥ 10,760	$ 1,550	¥ 19,176	¥ 23,061
Acquired Finite Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expenses	10,760	1,550	19,176	23,061
Impairment loss on intangible assets	¥ 9,810	$ 1,413	¥ 0	¥ 0